UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	2/29/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Jennison Blend Fund, Inc.

SEMIANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Blend Fund, Inc. informative and useful. The report covers performance for the six-month period that ended February 29, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Blend Fund, Inc.

April 15, 2016

Prudential Jennison Blend Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–9.11	–13.04	30.87	59.18
Class B	–9.45	–13.66	26.37	48.24
Class C	–9.44	–13.65	26.37	48.32
Class Z	–9.00	–12.81	32.78	63.85
Russell 3000® Index	–2.68	–7.84	58.22	85.27
S&P 500 Index	–0.93	–6.19	61.92	86.57
Lipper Multi-Cap Core Funds Average*	–5.11	–10.64	45.45	68.28
Lipper Multi-Cap Growth Funds Average*	–7.07	–10.67	47.32	79.99

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–12.21	5.51	4.71
Class B		–11.83	5.81	4.55
Class C		–8.55	5.97	4.56
Class Z		–6.85	7.03	5.61
Russell 3000 Index		–0.34	11.01	6.90
S&P 500 Index		1.78	11.56	7.00
Lipper Multi-Cap Core Funds Average*		–3.87	9.02	5.80
Lipper Multi-Cap Growth Funds Average*		–4.38	9.11	6.40

*The Fund is compared to the Lipper Multi-Cap Core Funds Average, although Lipper classifies the Fund in the Lipper Multi-Cap Growth Funds Performance Universe. The Lipper Multi-Cap Core Funds Performance Universe was utilized because the Fund’s manager believes that the funds included in the Universe provide a more appropriate basis for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 3000 Index—The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 98% of the investable US equity market. The Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are included.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 502 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Multi-Cap Core Funds Average—The Lipper Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Lipper Multi-Cap Growth Funds Average—The Lipper Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Prudential Jennison Blend Fund, Inc.	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/16 (%)
Facebook, Inc. (Class A Stock), Internet Software & Services	2.1
Microsoft Corp., Software	2.1
Amazon.com Inc., Internet & Catalog Retail	1.9
Allergan PLC, Pharmaceuticals	1.7
Apple, Inc., Technology Hardware, Storage & Peripherals	1.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/16 (%)
Banks	8.0
Software	7.6
Internet Software & Services	7.4
Pharmaceuticals	7.0
Hotels, Restaurants, & Leisure	5.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Blend Fund, Inc.	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$908.90	0.98%	$4.65
	Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92
Class B	Actual	$1,000.00	$905.50	1.68%	$7.96
	Hypothetical	$1,000.00	$1,016.51	1.68%	$8.42
Class C	Actual	$1,000.00	$905.60	1.68%	$7.96
	Hypothetical	$1,000.00	$1,016.51	1.68%	$8.42
Class Z	Actual	$1,000.00	$910.00	0.68%	$3.23
	Hypothetical	$1,000.00	$1,021.48	0.68%	$3.42

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for

each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182
days	in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ending
August	31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.98	0.98
B	1.68	1.68
C	1.68	1.68
Z	0.68	0.68

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Blend Fund, Inc.	9

Portfolio of Investments (unaudited)

as of February 29, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS

Aerospace & Defense 1.6%
Boeing Co. (The)	41,360	$4,887,925
Curtiss-Wright Corp.	51,104	3,607,431
Moog, Inc. (Class A Stock)*	15,261	658,970
United Technologies Corp.	52,783	5,099,894

		14,254,220

Airlines 0.2%
Spirit Airlines, Inc.*	43,354	2,070,154

Auto Components 0.7%
Lear Corp.	35,291	3,576,743
Metaldyne Performance Group, Inc.	108,809	1,553,793
Tenneco, Inc.*	17,660	803,883

		5,934,419

Automobiles 0.5%
Tesla Motors, Inc.*(a)	21,012	4,032,833

Banks 8.0%
Ameris Bancorp	28,588	771,590
Bank of America Corp.	488,228	6,112,614
Bank of the Ozarks, Inc.	95,325	3,607,098
BankUnited, Inc.	73,506	2,361,013
Citigroup, Inc.	186,922	7,261,920
Columbia Banking System, Inc.	31,858	918,466
Eagle Bancorp, Inc.*	16,637	762,640
East West Bancorp, Inc.	117,448	3,519,917
Glacier Bancorp, Inc.	77,640	1,849,385
Home BancShares, Inc.	22,206	877,581
Investors Bancorp, Inc.	63,422	717,937
JPMorgan Chase & Co.	167,986	9,457,612
Pinnacle Financial Partners, Inc.	26,853	1,245,174
PNC Financial Services Group, Inc. (The)	85,543	6,955,501
Prosperity Bancshares, Inc.	67,438	2,727,867
Renasant Corp.	63,063	1,968,827
Signature Bank*	23,363	3,026,677
Webster Financial Corp.	62,445	2,098,776
Wells Fargo & Co.	211,347	9,916,401
Wintrust Financial Corp.	106,340	4,519,450

		70,676,446

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Beverages 0.4%
Monster Beverage Corp.*	25,254	$3,169,377

Biotechnology 3.8%
AbbVie, Inc.	58,158	3,176,008
ACADIA Pharmaceuticals, Inc.*(a)	56,206	970,116
Alexion Pharmaceuticals, Inc.*	42,348	5,962,598
Amicus Therapeutics, Inc.*(a)	189,280	1,165,965
Anacor Pharmaceuticals, Inc.*(a)	28,199	1,798,532
Biogen Idec, Inc.*	15,855	4,113,104
BioMarin Pharmaceutical, Inc.*	41,202	3,373,208
Celgene Corp.*	66,586	6,713,866
Flexion Therapeutics, Inc.*	17,381	164,337
Otonomy, Inc.*	88,683	1,123,614
Radius Health, Inc.*	27,546	807,098
Regeneron Pharmaceuticals, Inc.*	11,489	4,412,006

		33,780,452

Capital Markets 1.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	27,895	791,660
Goldman Sachs Group, Inc. (The)	39,256	5,869,950
HFF, Inc. (Class A Stock)	35,192	880,856
Moelis & Co., (Class A Stock)	70,631	1,745,998
Morgan Stanley	101,831	2,515,226
Piper Jaffray Cos.*	24,343	1,030,926

		12,834,616

Chemicals 1.2%
Ferro Corp.*	179,009	1,777,559
FMC Corp.	94,547	3,558,749
Monsanto Co.	27,948	2,515,041
PolyOne Corp.	119,044	3,203,474

		11,054,823

Commercial Services & Supplies 0.8%
Mobile Mini, Inc.	127,666	3,669,121
West Corp.	160,838	3,583,470

		7,252,591

Communications Equipment 0.1%
Ciena Corp.*	16,032	328,656
Infinera Corp.*	29,016	455,261

		783,917

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 0.1%
Great Lakes Dredge & Dock Corp.*	230,783	$784,662

Construction Materials 0.4%
Summit Materials, Inc. (Class A Stock)*	183,308	3,347,204

Consumer Finance 1.1%
Capital One Financial Corp.	87,044	5,721,402
SLM Corp.*	742,645	4,337,047

		10,058,449

Containers & Packaging 0.1%
Multi Packaging Solutions International Ltd.*	72,834	1,117,274

Distributors 0.1%
Fenix Parts, Inc.*(a)	121,939	607,256

Diversified Financial Services 0.4%
Voya Financial, Inc.	126,977	3,728,045

Diversified Telecommunication Services 0.5%
Cogent Communications Holdings, Inc.(a)	36,838	1,351,955
ORBCOMM, Inc.*(a)	354,013	3,086,993

		4,438,948

Electric Utilities 1.5%
El Paso Electric Co.	16,028	654,744
FirstEnergy Corp.	231,688	7,754,597
Portland General Electric Co.	130,974	4,983,561

		13,392,902

Electrical Equipment 0.8%
Eaton Corp. PLC	124,110	7,038,278

Electronic Equipment, Instruments & Components 0.8%
Anixter International, Inc.*	38,672	1,656,322
Flextronics International Ltd.*	341,420	3,707,821
Plexus Corp.*	46,880	1,705,963

		7,070,106

Energy Equipment & Services 0.5%
Halliburton Co.	138,092	4,457,610

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	57,568	$8,636,927
Kroger Co. (The)	187,459	7,481,489
Natural Grocers by Vitamin Cottage, Inc.*(a)	19,466	391,656
Performance Food Group Co.*	81,420	2,013,516
United Natural Foods, Inc.*(a)	34,706	1,071,027

		19,594,615

Food Products 2.7%
Adecoagro SA (Luxembourg)*	325,360	4,242,694
B&G Foods, Inc.(a)	19,311	667,968
ConAgra Foods, Inc.	145,614	6,124,525
Darling Ingredients, Inc.*	102,549	923,967
Hain Celestial Group, Inc. (The)*	43,552	1,610,117
Mondelez International, Inc. (Class A Stock)	197,111	7,988,909
Post Holdings, Inc.*	5,531	384,183
SunOpta, Inc. (Canada)*	303,055	1,851,666

		23,794,029

Health Care Equipment & Supplies 1.7%
Cardiovascular Systems, Inc.*(a)	44,905	375,406
GenMark Diagnostics, Inc.*	208,630	1,032,718
Nevro Corp.*(a)	28,723	1,654,445
Novadaq Technologies, Inc. (Canada)*(a)	229,983	2,210,137
NuVasive, Inc.*	39,499	1,651,058
NxStage Medical, Inc.*	135,780	2,023,122
Tandem Diabetes Care, Inc.*	29,745	265,920
Wright Medical Group NV*	14,911	254,829
Zimmer Biomet Holdings, Inc.	53,397	5,169,364

		14,636,999

Health Care Providers & Services 3.4%
Acadia Healthcare Co., Inc.*	29,110	1,612,985
Air Methods Corp.*(a)	105,974	3,850,035
Amedisys, Inc.*	9,215	338,559
Amsurg Corp.*	67,716	4,608,074
Envision Healthcare Holdings, Inc.*	50,314	1,106,405
Express Scripts Holding Co.*(a)	28,658	2,016,950
HealthEquity, Inc.*	20,842	433,930
Laboratory Corp. of America Holdings*	41,836	4,595,266
LifePoint Health, Inc.*	38,257	2,385,707
Molina Healthcare, Inc.*(a)	55,870	3,466,175
Premier, Inc. (Class A Stock)*	58,333	1,896,989

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d)
Surgery Partners, Inc.*(a)	51,891	$681,329
Surgical Care Affiliates, Inc.*	7,727	313,175
Team Health Holdings, Inc.*	55,871	2,490,171

		29,795,750

Hotels, Restaurants & Leisure 5.6%
Carnival Corp.	135,697	6,508,028
ClubCorp Holdings, Inc.	101,639	1,348,750
Marriott International, Inc. (Class A Stock)(a)	101,595	6,923,699
McDonald’s Corp.	58,102	6,808,973
Pinnacle Entertainment, Inc.*	107,985	3,121,846
Starbucks Corp.	172,153	10,021,026
Texas Roadhouse, Inc.(a)	109,070	4,549,310
Vail Resorts, Inc.	69,177	8,813,842
Zoe’s Kitchen, Inc.*(a)	46,724	1,632,069

		49,727,543

Household Durables 0.1%
Meritage Homes Corp.*	26,171	849,772

Household Products 0.8%
Procter & Gamble Co. (The)	83,249	6,684,062

Industrial Conglomerates 0.6%
General Electric Co.	195,111	5,685,535

Insurance 2.7%
Chubb Ltd.	60,941	7,040,514
MetLife, Inc.	165,107	6,531,633
Navigators Group, Inc. (The)*	11,978	969,978
RLI Corp.	33,443	2,099,217
Validus Holdings Ltd.	44,336	1,991,130
White Mountains Insurance Group Ltd.	6,314	4,841,954

		23,474,426

Internet & Catalog Retail 3.5%
Amazon.com, Inc.*	30,683	16,952,971
Netflix, Inc.*	78,453	7,328,295
Priceline Group, Inc. (The)*	3,694	4,673,686
Wayfair, Inc. (Class A Stock)*(a)	51,714	2,015,294

		30,970,246

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services 7.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	66,890	$4,602,701
Alphabet, Inc. (Class A Stock)*	15,500	11,116,910
Alphabet, Inc. (Class C Stock)*	16,174	11,285,732
Cornerstone OnDemand, Inc.*	93,800	2,701,440
Demandware, Inc.*(a)	26,981	935,971
eBay, Inc.*	114,503	2,725,172
Facebook, Inc. (Class A Stock)*	174,187	18,624,074
LinkedIn Corp. (Class A Stock)*	13,283	1,556,635
Marketo, Inc.*	56,006	944,821
Q2 Holdings, Inc.*	107,038	2,169,660
Tencent Holdings Ltd. (China)	433,392	7,930,001
WebMD Health Corp.*	5,466	303,144

		64,896,261

IT Services 2.9%
Euronet Worldwide, Inc.*	13,369	876,204
Global Payments, Inc.	51,973	3,167,754
InterXion Holding NV (Netherlands)*	72,004	2,247,965
MasterCard, Inc. (Class A Stock)	91,369	7,941,794
Visa, Inc. (Class A Stock)(a)	151,168	10,943,052

		25,176,769

Life Sciences Tools & Services 0.5%
Fluidigm Corp.*(a)	71,007	470,776
Illumina, Inc.*	26,241	3,942,448

		4,413,224

Machinery 1.0%
Barnes Group, Inc.	51,362	1,762,230
CIRCOR International, Inc.	10,121	405,751
NN, Inc.	124,977	1,584,708
RBC Bearings, Inc.*	18,793	1,197,020
Rexnord Corp.*	150,873	2,736,836
Woodward, Inc.	21,707	1,019,144

		8,705,689

Media 2.1%
Cinemark Holdings, Inc.	127,618	4,224,156
Comcast Corp. (Class A Stock)	96,019	5,543,177
IMAX Corp.*(a)	57,920	1,709,219
Walt Disney Co. (The)	74,202	7,087,775

		18,564,327

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining 0.2%
Ferroglobe PLC	52,407	$411,919
Reliance Steel & Aluminum Co.	16,310	993,116

		1,405,035

Multi-Utilities 0.8%
PG&E Corp.	120,278	6,823,371

Multiline Retail 1.0%
Big Lots, Inc.	9,017	364,738
Target Corp.	105,923	8,309,659

		8,674,397

Oil, Gas & Consumable Fuels 3.1%
California Resources Corp.	8,867	4,984
Chevron Corp.(a)	79,442	6,628,640
Noble Energy, Inc.	149,691	4,415,884
Occidental Petroleum Corp.	94,328	6,491,653
PDC Energy, Inc.*(a)	63,732	3,193,611
SemGroup Corp. (Class A Stock)	47,533	903,127
Suncor Energy, Inc. (Canada)	240,998	5,892,250

		27,530,149

Pharmaceuticals 7.0%
Allergan PLC*	51,043	14,808,085
Bristol-Myers Squibb Co.	128,327	7,947,291
Dermira, Inc.*	33,310	768,129
Intersect ENT, Inc.*(a)	106,579	1,926,948
Merck & Co., Inc.	121,731	6,112,113
Novo Nordisk A/S (Denmark), ADR	69,147	3,554,156
Pfizer, Inc.	248,367	7,369,049
Prestige Brands Holdings, Inc.*	33,423	1,634,385
Shire PLC (Ireland), ADR(a)	52,280	8,161,431
Teva Pharmaceutical Industries Ltd. (Israel), ADR	165,349	9,193,404

		61,474,991

Professional Services 1.0%
CEB, Inc.	37,800	2,051,406
Korn/Ferry International	131,707	3,743,113
TrueBlue, Inc.*	143,149	3,285,270

		9,079,789

Real Estate Investment Trusts (REITs) 2.6%
Acadia Realty Trust	7,923	261,855
Capstead Mortgage Corp.	177,591	1,724,409

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d)
Chatham Lodging Trust	127,959	$2,566,857
Colony Capital, Inc. (Class A Stock)	138,960	2,278,944
First Potomac Realty Trust	100,848	853,174
Hersha Hospitality Trust	174,570	3,514,094
MFA Financial, Inc.	434,396	2,958,237
Parkway Properties, Inc.	173,463	2,322,670
Pebblebrook Hotel Trust	53,479	1,452,490
QTS Realty Trust, Inc. (Class A Stock)	84,676	3,769,775
Retail Opportunity Investments Corp.	24,042	441,892
Summit Hotel Properties, Inc.	63,698	688,575

		22,832,972

Real Estate Management & Development 0.1%
Marcus & Millichap, Inc.*	54,477	1,214,292

Road & Rail 0.4%
Heartland Express, Inc.	90,864	1,671,898
Hertz Global Holdings, Inc.*	238,552	2,027,692

		3,699,590

Semiconductors & Semiconductor Equipment 1.9%
Cavium, Inc.*	81,912	4,872,945
Inphi Corp.*	10,931	276,554
M/A-COM Technology Solutions Holdings, Inc.*(a)	73,942	2,802,402
Monolithic Power Systems, Inc.	50,409	2,977,155
Semtech Corp.*	14,541	278,606
Texas Instruments, Inc.	112,514	5,965,492

		17,173,154

Software 7.6%
Adobe Systems, Inc.*	90,392	7,696,879
Aspen Technology, Inc.*	8,016	264,288
BroadSoft, Inc.*(a)	12,241	451,570
Fortinet, Inc.*	66,843	1,898,341
Imperva, Inc.*	5,835	255,981
Infoblox, Inc.*	70,910	1,097,687
Manhattan Associates, Inc.*	30,290	1,673,825
Microsoft Corp.	367,864	18,716,920
Paycom Software, Inc.*(a)	62,275	1,985,327
Proofpoint, Inc.*(a)	47,183	2,210,052
PTC, Inc.*	135,442	4,186,512
QLIK Technologies, Inc.*	174,586	4,053,887

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d)
Red Hat, Inc.*	82,880	$5,416,208
salesforce.com, inc.*	144,930	9,819,008
Splunk, Inc.*(a)	76,353	3,328,991
Workday, Inc. (Class A Stock)*(a)	62,308	3,766,519

		66,821,995

Specialty Retail 2.7%
Asbury Automotive Group, Inc.*	23,709	1,384,605
DavidsTea, Inc. (Canada)*(a)	32,977	344,610
DSW, Inc. (Class A Stock)(a)	140,572	3,682,986
Five Below, Inc.*(a)	34,752	1,332,739
Francesca’s Holdings Corp.*	16,183	292,589
Group 1 Automotive, Inc.	10,494	585,145
Inditex SA (Spain), ADR	488,479	7,581,194
Mattress Firm Holding Corp.*(a)	82,788	3,727,944
O’Reilly Automotive, Inc.*	11,690	3,043,141
Party City Holdco, Inc.*(a)	77,020	761,728
Restoration Hardware Holdings, Inc.*(a)	20,511	779,213
Zumiez, Inc.*(a)	29,988	619,552

		24,135,446

Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	138,184	13,361,011

Textiles, Apparel & Luxury Goods 3.3%
Coach, Inc.	142,700	5,556,738
Deckers Outdoor Corp.*(a)	33,511	1,895,382
G-III Apparel Group Ltd.*	90,538	4,775,879
NIKE, Inc. (Class B Stock)	185,020	11,395,382
Steven Madden Ltd.*(a)	18,939	666,653
Under Armour, Inc. (Class A Stock)*(a)	62,177	5,203,593

		29,493,627

Thrifts & Mortgage Finance 0.4%
Brookline Bancorp, Inc.	42,556	447,263
OceanFirst Financial Corp.	20,495	348,210
Provident Financial Services, Inc.	127,598	2,372,047
WSFS Financial Corp.	15,942	483,043

		3,650,563

Trading Companies & Distributors 0.5%
Beacon Roofing Supply, Inc.*	89,340	3,225,174
Univar, Inc.*	54,588	858,669

		4,083,843

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	19

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.8%
Vodafone Group PLC (United Kingdom), ADR	240,268	$7,304,147

TOTAL LONG-TERM INVESTMENTS (cost $734,353,482)		857,612,201

SHORT-TERM INVESTMENT 13.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $120,530,679; includes $96,287,377 of cash collateral for securities on loan) (Note 3)(b)(c)	120,530,679	120,530,679

TOTAL INVESTMENTS 110.9% (cost $854,884,161) (Note 5)		978,142,880
Liabilities in excess of other assets (10.9)%		(96,275,035)

NET ASSETS 100.0%		$881,867,845

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

OTC—Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,446,488; cash collateral of $96,287,377 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

20

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,254,220	$—	$—
Airlines	2,070,154	—	—
Auto Components	5,934,419	—	—
Automobiles	4,032,833	—	—
Banks	70,676,446	—	—
Beverages	3,169,377	—	—
Biotechnology	33,780,452	—	—
Capital Markets	12,834,616	—	—
Chemicals	11,054,823	—	—
Commercial Services & Supplies	7,252,591	—	—
Communications Equipment	783,917	—	—
Construction & Engineering	784,662	—	—
Construction Materials	3,347,204	—	—
Consumer Finance	10,058,449	—	—
Containers & Packaging	1,117,274	—	—
Distributors	607,256	—	—
Diversified Financial Services	3,728,045	—	—
Diversified Telecommunication Services	4,438,948	—	—
Electric Utilities	13,392,902	—	—
Electrical Equipment	7,038,278	—	—
Electronic Equipment, Instruments & Components	7,070,106	—	—
Energy Equipment & Services	4,457,610	—	—
Food & Staples Retailing	19,594,615	—	—
Food Products	23,794,029	—	—
Health Care Equipment & Supplies	14,636,999	—	—
Health Care Providers & Services	29,795,750	—	—
Hotels, Restaurants & Leisure	49,727,543	—	—
Household Durables	849,772	—	—
Household Products	6,684,062	—	—
Industrial Conglomerates	5,685,535	—	—
Insurance	23,474,426	—	—
Internet & Catalog Retail	30,970,246	—	—
Internet Software & Services	56,966,260	7,930,001	—
IT Services	25,176,769	—	—
Life Sciences Tools & Services	4,413,224	—	—
Machinery	8,705,689	—	—
Media	18,564,327	—	—
Metals & Mining	1,405,035	—	—
Multi-Utilities	6,823,371	—	—
Multiline Retail	8,674,397	—	—

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	21

Portfolio of Investments (unaudited) (continued)

as of February 29, 2016

	Level 1	Level 2	Level 3
Oil, Gas & Consumable Fuels	$27,530,149	$—	$—
Pharmaceuticals	61,474,991	—	—
Professional Services	9,079,789	—	—
Real Estate Investment Trusts (REITs)	22,832,972	—	—
Real Estate Management & Development	1,214,292	—	—
Road & Rail	3,699,590	—	—
Semiconductors & Semiconductor Equipment	17,173,154	—	—
Software	66,821,995	—	—
Specialty Retail	24,135,446	—	—
Technology Hardware, Storage & Peripherals	13,361,011	—	—
Textiles, Apparel & Luxury Goods	29,493,627	—	—
Thrifts & Mortgage Finance	3,650,563	—	—
Trading Companies & Distributors	4,083,843	—	—
Wireless Telecommunication Services	7,304,147	—	—
Affiliated Money Market Mutual Fund	120,530,679	—	—

Total	$970,212,879	$7,930,001	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2016 were as follows (Unaudited):

Affiliated Money Market Mutual Fund (including 10.9% of collateral for securities on loan)	13.7%
Banks	8.0
Software	7.6
Internet Software & Services	7.4
Pharmaceuticals	7.0
Hotels, Restaurants & Leisure	5.6
Biotechnology	3.8
Internet & Catalog Retail	3.5
Health Care Providers & Services	3.4
Textiles, Apparel & Luxury Goods	3.3
Oil, Gas & Consumable Fuels	3.1
IT Services	2.9
Specialty Retail	2.7
Food Products	2.7
Insurance	2.7
Real Estate Investment Trusts (REITs)	2.6
Food & Staples Retailing	2.2
Media	2.1
Semiconductors & Semiconductor Equipment	1.9
Health Care Equipment & Supplies	1.7
Aerospace & Defense	1.6
Electric Utilities	1.5
Technology Hardware, Storage & Peripherals	1.5
Capital Markets	1.5
Chemicals	1.2%
Consumer Finance	1.1
Professional Services	1.0
Machinery	1.0
Multiline Retail	1.0
Wireless Telecommunication Services	0.8
Commercial Services & Supplies	0.8
Electronic Equipment, Instruments & Components	0.8
Electrical Equipment	0.8
Multi-Utilities	0.8
Household Products	0.8
Auto Components	0.7
Industrial Conglomerates	0.6
Energy Equipment & Services	0.5
Diversified Telecommunication Services	0.5
Life Sciences Tools & Services	0.5
Trading Companies & Distributors	0.5
Automobiles	0.5
Diversified Financial Services	0.4
Road & Rail	0.4
Thrifts & Mortgage Finance	0.4
Construction Materials	0.4
Beverages	0.4
Airlines	0.2
Metals & Mining	0.2

See Notes to Financial Statements.

22

Real Estate Management & Development	0.1%
Containers & Packaging	0.1
Household Durables	0.1
Construction & Engineering	0.1
Communications Equipment	0.1%
Distributors	0.1

110.9
Liabilities in excess of other assets	(10.9)

100.0%

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	23

Statement of Assets & Liabilities (unaudited)

as of February 29, 2016

Assets
Investments at value, including securities on loan of $93,446,488:
Unaffiliated Investments (cost $734,353,482)	$857,612,201
Affiliated Investments (cost $120,530,679)	120,530,679
Dividends and interest receivable	1,249,833
Receivable for investments sold	1,169,853
Tax reclaim receivable	115,575
Receivable for Fund shares sold	106,477
Prepaid expenses	5,520

Total assets	980,790,138

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	96,287,377
Payable for investments purchased	1,167,653
Payable for Fund shares reacquired	463,436
Management fee payable	335,736
Accrued expenses and other liabilities	311,273
Distribution fee payable	215,424
Affiliated transfer agent fee payable	141,394

Total liabilities	98,922,293

Net Assets	$881,867,845

Net assets were comprised of:
Common stock, at par	$522,258
Paid-in capital in excess of par	743,341,069

743,863,327
Undistributed net investment income	2,566,962
Accumulated net realized gain on investment and foreign currency transactions	12,178,837
Net unrealized appreciation on investments and foreign currencies	123,258,719

Net assets, February 29, 2016	$881,867,845

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share
($818,009,531 ÷ 48,281,975 shares of common stock issued and outstanding)	$16.94
Maximum sales charge (5.50% of offering price)	0.99

Maximum offering price to public	$17.93

Class B
Net asset value, offering price and redemption price per share
($11,884,835 ÷ 766,570 shares of common stock issued and outstanding)	$15.50

Class C
Net asset value, offering price and redemption price per share
($20,109,511 ÷ 1,296,796 shares of common stock issued and outstanding)	$15.51

Class Z
Net asset value, offering price and redemption price per share
($31,863,968 ÷ 1,880,505 shares of common stock issued and outstanding)	$16.94

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	25

Statement of Operations (unaudited)

Six Months Ended February 29, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $54,954)	$6,617,761
Affiliated income from securities lending, net	481,681
Affiliated dividend income	40,514

Total income	7,139,956

Expenses
Management fee	2,382,742
Distribution fee—Class A	1,351,282
Distribution fee—Class B	67,925
Distribution fee—Class C	110,714
Transfer agent’s fees and expenses (including affiliated expense of $234,600)	706,000
Custodian and accounting fees	85,000
Shareholders’ reports	43,000
Registration fees	37,000
Directors’ fees	15,000
Legal fees and expenses	14,000
Audit fee	11,000
Insurance expenses	6,000
Miscellaneous	10,853

Total expenses	4,840,516

Net investment income	2,299,440

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	40,839,521
Foreign currency transactions	(1,987)

40,837,534

Net change in unrealized appreciation (depreciation) on investments	(132,419,274)

Net loss on investment and foreign currency transactions	(91,581,740)

Net Decrease In Net Assets Resulting From Operations	$(89,282,300)

See Notes to Financial Statements.

26

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,299,440	$3,981,775
Net realized gain on investment and foreign currency transactions	40,837,534	102,525,079
Net change in unrealized appreciation (depreciation) on investments	(132,419,274)	(121,928,179)

Net decrease in net assets resulting from operations	(89,282,300)	(15,421,325)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,926,983)	(1,807,475)
Class Z	(229,440)	(191,113)

	(2,156,423)	(1,998,588)

Distributions from net realized gains
Class A	(96,064,305)	(110,724,220)
Class B	(1,512,412)	(2,231,088)
Class C	(2,530,072)	(2,873,213)
Class Z	(4,602,880)	(4,414,149)

	(104,709,669)	(120,242,670)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,169,522	18,598,158
Net asset value of shares issued in reinvestment of dividends and distributions	104,429,414	119,040,398
Cost of shares reacquired	(67,694,564)	(136,483,441)

Net increase in net assets from Fund share transactions	44,904,372	1,155,115

Total decrease	(151,244,020)	(136,507,468)

Net Assets:
Beginning of period	1,033,111,865	1,169,619,333

End of period(a)	$881,867,845	$1,033,111,865

(a) Includes undistributed net investment income of:	$2,566,962	$2,423,945

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	27

Notes to Financial Statements (unaudited)

Prudential Jennison Blend Fund, Inc. (the “Fund”), is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The investment objective of the Fund is long-term capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

28

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

Prudential Jennison Blend Fund, Inc.	29

Notes to Financial Statements (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadvisor may have negotiated and entered into on behalf of the Fund. A master netting arrangement

30

between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $500 million, .475% of the next $500 million of the Fund’s average daily net assets and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .49% of the Fund’s average daily net assets for the six months ended February 29, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution

32

Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $108,702 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2016, it received $7,382 and $311 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended February 29, 2016, PGIM, Inc. has been compensated approximately $118,468 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. Prior to January 4, 2016, PGIM was known as Prudential Investment Management, Inc. (“PIM”).

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 29, 2016, were $312,043,306 and $369,454,055, respectively.

Prudential Jennison Blend Fund, Inc.	33

Notes to Financial Statements (continued)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2016 were as follows:

Tax Basis	$859,734,004

Appreciation	183,351,589
Depreciation	(64,942,713)

Net Unrealized Appreciation	$118,408,876

The book basis may differ from tax basis due to certain tax related adjustments.

The Fund elected to treat post-October capital losses of approximately $5,384,000 as having been incurred in the following fiscal year (August 31, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

34

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2016:
Shares sold	302,361	$5,799,490
Shares issued in reinvestment of dividends and distributions	5,102,265	95,973,611
Shares reacquired	(2,733,621)	(52,884,928)

Net increase (decrease) in shares outstanding before conversion	2,671,005	48,888,173
Shares issued upon conversion from other share class(es)	69,242	1,436,994
Shares reacquired upon conversion into other share class(es)	(67,107)	(1,283,216)

Net increase (decrease) in shares outstanding	2,673,140	$49,041,951

Year ended August 31, 2015:
Shares sold	620,419	$13,615,148
Shares issued in reinvestment of dividends and distributions	5,200,597	109,836,613
Shares reacquired	(5,220,612)	(115,085,397)

Net increase (decrease) in shares outstanding before conversion	600,404	8,366,364
Shares issued upon conversion from other share class(es)	202,773	4,478,134
Shares reacquired upon conversion into other share class(es)	(416,730)	(9,154,435)

Net increase (decrease) in shares outstanding	386,447	$3,690,063

Class B
Six months ended February 29, 2016:
Shares sold	5,366	$102,502
Shares issued in reinvestment of dividends and distributions	86,878	1,497,773
Shares reacquired	(38,550)	(672,584)

Net increase (decrease) in shares outstanding before conversion	53,694	927,691
Shares reacquired upon conversion into other share class(es)	(74,483)	(1,428,466)

Net increase (decrease) in shares outstanding	(20,789)	$(500,775)

Year ended August 31, 2015:
Shares sold	11,752	$239,651
Shares issued in reinvestment of dividends and distributions	111,758	2,193,805
Shares reacquired	(96,993)	(2,001,815)

Net increase (decrease) in shares outstanding before conversion	26,517	431,641
Shares reacquired upon conversion into other share class(es)	(216,621)	(4,449,460)

Net increase (decrease) in shares outstanding	(190,104)	$(4,017,819)

Prudential Jennison Blend Fund, Inc.	35

Notes to Financial Statements (continued)

Class C	Shares	Amount
Six months ended February 29, 2016:
Shares sold	62,083	$1,099,209
Shares issued in reinvestment of dividends and distributions	132,997	2,294,207
Shares reacquired	(108,905)	(1,933,126)

Net increase (decrease) in shares outstanding before conversion	86,175	1,460,290
Shares reacquired upon conversion into other share class(es)	(7,370)	(138,009)

Net increase (decrease) in shares outstanding	78,805	$1,322,281

Year ended August 31, 2015:
Shares sold	72,371	$1,474,650
Shares issued in reinvestment of dividends and distributions	131,142	2,575,633
Shares reacquired	(162,567)	(3,347,485)

Net increase (decrease) in shares outstanding before conversion	40,946	702,798
Shares reacquired upon conversion into other share class(es)	(7,486)	(152,454)

Net increase (decrease) in shares outstanding	33,460	$550,344

Class Z
Six months ended February 29, 2016:
Shares sold	61,344	$1,168,321
Shares issued in reinvestment of dividends and distributions	248,076	4,663,823
Shares reacquired	(644,499)	(12,203,926)

Net increase (decrease) in shares outstanding before conversion	(335,079)	(6,371,782)
Shares issued upon conversion from other share class(es)	73,416	1,412,697

Net increase (decrease) in shares outstanding	(261,663)	$(4,959,085)

Year ended August 31, 2015:
Shares sold	150,373	$3,268,709
Shares issued in reinvestment of dividends and distributions	209,959	4,434,347
Shares reacquired	(713,416)	(16,048,744)

Net increase (decrease) in shares outstanding before conversion	(353,084)	(8,345,688)
Shares issued upon conversion from other shares class(es)	422,158	9,285,648
Shares reacquired upon conversion into other share class(es)	(361)	(7,433)

Net increase (decrease) in shares outstanding	68,713	$932,527

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Fund had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075%

36

of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 29, 2016.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Blend Fund, Inc.	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,	Year Ended August 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.82	$23.71	$21.64	$17.75	$16.68	$13.95
Income (loss) from investment operations:
Net investment income	.05	.08	.05	.15	.05	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.73)	(.41)	4.44	3.83	1.05	2.73
Total from investment operations	(1.68)	(.33)	4.49	3.98	1.10	2.76
Less Dividends and Distributions:
Dividends from net investment income	(.04)	(.04)	(.12)	(.09)	(.03)	(.03)
Distributions from net realized gains	(2.16)	(2.52)	(2.30)	-	-	-
Total dividends and distributions	(2.20)	(2.56)	(2.42)	(.09)	(.03)	(.03)
Capital Contributions(e):	-	-	-	-	-	- (d)
Net asset value, end of period	$16.94	$20.82	$23.71	$21.64	$17.75	$16.68
Total Return(b):	(9.11)%	(1.54)%	22.00%	22.50%	6.59%	19.82%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$818	$950	$1,072	$973	$887	$931
Average net assets (000,000)	$906	$1,029	$1,041	$930	$910	$1,017
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.98% (f)	.96%	.95%	.97%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	.98% (f)	.96%	.95%	.97%	1.00%	1.00%
Net investment income	.48% (f)	.37%	.22%	.77%	.31%	.18%
Portfolio turnover rate	33% (g)	46%	54%	73%	110%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended February 29,	Year Ended August 31,
	2016	2015	2014	2013		2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.26	$22.23	$20.44	$16.81		$15.88	$13.34
Income (loss) from investment operations:
Net investment income (loss)	(.02)	(.07)	(.10)	.01		(.06)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.58)	(.38)	4.19	3.62		.99	2.62
Total from investment operations	(1.60)	(.45)	4.09	3.63		.93	2.54
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	-	(d)	-	-
Distributions from net realized gains	(2.16)	(2.52)	(2.30)	-		-	-
Total dividends and distributions	(2.16)	(2.52)	(2.30)	-	(d)	-	-
Capital Contributions(e):	-	-	-	-		-	-	(d)
Net asset value, end of period	$15.50	$19.26	$22.23	$20.44		$16.81	$15.88
Total Return(b):	(9.45)%	(2.23)%	21.20%	21.63%		5.86%	19.04%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$12	$15	$22	$23		$23	$29
Average net assets (000,000)	$14	$18	$23	$23		$26	$35
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68% (f)	1.66%	1.65%	1.67%		1.70%	1.70%
Expenses before waivers and/or expense reimbursement	1.68% (f)	1.66%	1.65%	1.67%		1.70%	1.70%
Net investment income (loss)	(.22)% (f)	(.32)%	(.48)%	.08%		(.40)%	(.52)%
Portfolio turnover rate	33% (g)	46%	54%	73%		110%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29,	Year Ended August 31,
	2016	2015	2014	2013		2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.27	$22.23	$20.45	$16.82		$15.88	$13.35
Income (loss) from investment operations:
Net investment income (loss)	(.02)	(.07)	(.10)	.01		(.06)	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.58)	(.37)	4.18	3.62		1.00	2.62
Total from investment operations	(1.60)	(.44)	4.08	3.63		.94	2.53
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	-	(d)	-	-
Distributions from net realized gains	(2.16)	(2.52)	(2.30)	-		-	-
Total dividends and distributions	(2.16)	(2.52)	(2.30)	-	(d)	-	-
Capital Contributions(e):	-	-	-	-		-	-	(d)
Net asset value, end of period	$15.51	$19.27	$22.23	$20.45		$16.82	$15.88
Total Return(b):	(9.44)%	(2.19)%	21.14%	21.61%		5.92%	18.95%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$20	$23	$26	$25		$23	$24
Average net assets (000,000)	$22	$25	$26	$23		$24	$26
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68% (f)	1.66%	1.65%	1.67%		1.70%	1.70%
Expenses before waivers and/or expense reimbursement	1.68% (f)	1.66%	1.65%	1.67%		1.70%	1.70%
Net investment income (loss)	(.22)% (f)	(.33)%	(.48)%	.07%		(.39)%	(.52)%
Portfolio turnover rate	33% (g)	46%	54%	73%		110%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended February 29,	Year Ended August 31,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.86	$23.76	$21.67	$17.78	$16.71	$13.97
Income (loss) from investment operations:
Net investment income	.08	.15	.12	.21	.10	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.73)	(.42)	4.46	3.82	1.05	2.74
Total from investment operations	(1.65)	(.27)	4.58	4.03	1.15	2.82
Less Dividends and Distributions:
Dividends from net investment income	(.11)	(.11)	(.19)	(.14)	(.08)	(.08)
Distributions from net realized gains	(2.16)	(2.52)	(2.30)	-	-	-
Total dividends and distributions	(2.27)	(2.63)	(2.49)	(.14)	(.08)	(.08)
Capital Contributions(e):	-	-	-	-	-	- (d)
Net asset value, end of period	$16.94	$20.86	$23.76	$21.67	$17.78	$16.71
Total Return(b):	(9.00)%	(1.27)%	22.43%	22.82%	6.94%	20.22%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$32	$45	$49	$41	$38	$57
Average net assets (000,000)	$41	$43	$45	$39	$43	$56
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.68% (f)	.66%	.65%	.67%	.70%	.70%
Expenses before waivers and/or expense reimbursement	.68% (f)	.66%	.65%	.67%	.70%	.70%
Net investment income	.77% (f)	.67%	.52%	1.08%	.60%	.48%
Portfolio turnover rate	33% (g)	46%	54%	73%	110%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	41

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON BLEND FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T405

MF1O1E2    0290833-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

 applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1)    Code of Ethics – Not required, as this is not an annual filing.

         (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

         (3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison BlendFund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2016